FAIR VALUE MEASUREMENT (Details 1) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair value of financial liabilities measured using Level 3 inputs
Fair Value Measurement Asset Amount Realized	$ (13)	$ (5)
Other net change to fair value [Abstract]
Carrying value	(811)	(616)	$ (347)
Animal Health Unit [Member]
Other net change to fair value [Abstract]
Other net change to fair value - Included in earnings	0	5
Cephalon [Member]
Changes in contingent consideration [Abstract]
Changes in contingent consideration	5	56
Other net change to fair value [Abstract]
Other net change to fair value - Included in earnings	0	(21)
Microdose [Member]
Changes in contingent consideration [Abstract]
Changes in contingent consideration	10	(83)
Nu Pathe [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	0	83
Changes in contingent consideration [Abstract]
Changes in contingent consideration	10	6
Eagle Transaction [Member]
Changes in contingent consideration [Abstract]
Changes in contingent consideration	63	0
Other Transactions [Member]
Changes in contingent consideration [Abstract]
Changes in contingent consideration	0	(34)
Eagle [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	128	0
Labrys Transaction [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	0	251
Changes in contingent consideration [Abstract]
Changes in contingent consideration	311	1
Other net change to fair value [Abstract]
Other net change to fair value - Included in earnings	(350)	0
Gecko Transaction [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	$ 5	$ 0